Tax (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income taxes paid (refund) [abstract]
Profit before tax	£ 2,818	£ 3,530
UK corporation tax thereon at 25.0 per cent (2023: 23.5 per cent)	(704)	(830)
Impact of surcharge on banking profits	(78)	(130)
Non-deductible costs: conduct charges	4	(2)
Other non-deductible costs	(98)	(40)
Non-taxable income	33	1
Tax relief on coupons on other equity instruments	42	38
Tax-exempt gains/(losses) on disposals	0	22
Remeasurement of deferred tax due to rate changes	3	(1)
Differences in overseas tax rates	(3)	(1)
Adjustments in respect of prior years	(10)	3
Tax expense	£ (811)	£ (940)
UK corporation tax rate	25.00%	23.50%